Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Common Stock [Abstract]
Common Stock

Note 7 — Common Stock

Prior to the conversion described under Note 3, the Company was authorized to issue 20,000,000 shares of common stock with a par value of $0.001 per share. Each share of common stock was entitled to one vote on all matters submitted to stockholders, including written consent actions in lieu of meetings. The rights of the holders of common stock, including voting, dividend, and liquidation rights, were subject to the rights, powers, and privileges of the holders of Preferred Stock.

Effective as of March 31, 2026, we effectuated the conversion, pursuant to which we converted from a Delaware corporation to a Nevada corporation (see Note 3 — Basis of Presentation – Conversion). After the conversion, the Company is authorized to issue 1,000,000,000 shares of common stock with a par value of $0.001 per share.

Post conversion, holders of the common stock are entitled to one vote per share. In addition, holders of the common stock will be entitled to receive pro-rata dividends, if any, declared by our board of directors out of legally available funds. Under the Certificate of Designation governing the Series A Preferred Stock, the payment of any dividend or distribution to holders of the Company’s common stock constitutes a “Fundamental Transaction” and may not be consummated without the prior written consent of the holders of all outstanding shares of Series A Preferred Stock (the “Required Holders”), which consent may be granted or withheld in the Required Holders’ sole and absolute discretion. Upon liquidation, dissolution or winding-up, the holders of the common stock are entitled to share ratably in all assets that are legally available for distribution. Holders of the common stock have no preemptive, subscription, redemption or conversion rights. The rights, preferences and privileges of holders of our common stock are subject to, and may be adversely affected by, the rights of the holders of any series of preferred stock, which may be designated solely by action of our board of directors and issued in the future.

At December 31, 2025, there were 9,197,508 shares of common stock outstanding prior to the conversion, and 15,000,000 shares of common stock outstanding after the conversion. All shares of the Company’s common stock, per-share data and related information included in the accompanying condensed consolidated financial statements have been retroactively adjusted as though the conversion had been effected prior to all periods presented.

On June 30, 2026, 450,000 shares of common stock were issued for services pursuant to that certain financial advisory and investment banking services letter of engagement, dated as of February 12, 2026 (the “Maxim Letter Agreement”), by and between the Company and Maxim Group LLC (“Maxim”), which vest over the requisite service period (see Note 9).

On June 30, 2026, the Company entered into an Exchange Agreement with the Parent (the “Exchange Agreement”), pursuant to which it issued 18,000.018 shares of Series A Preferred Stock to the Parent in exchange for 2,500,000 shares of common stock held by the Parent prior to such exchange. The exchange is treated as a repurchase of common stock, with any difference between the initial carrying amount of the Series A Preferred Stock issued and the recorded amount of the common stock reacquired recognized within additional paid-in capital. The shares of common stock exchanged in accordance with the foregoing were cancelled on repurchase (see Note 14).

On June 30, 2026, the Company issued 1,438,000 shares of common stock to Streeterville as pre-delivery shares under the Preferred Purchase Agreement for a purchase price of $1,438, as further discussed below in Note 7. Pursuant to the Preferred Purchase Agreement, the Company has the right, at any time after the six month anniversary of the Subsequent Registration Statement (as defined in the Preferred Purchase Agreement) being declared effective by the SEC, to repurchase the pre-delivery shares upon a written request delivered to Streeterville at a purchase price of $0.001 for each such pre-delivery share (as adjusted for any stock splits, stock dividends, stock combinations, recapitalizations or other similar transactions), which, upon receipt of such written request, will be delivered by Streeterville within thirty trading days of such date.

At June 30, 2026, there were 14,388,000 shares of common stock outstanding.

Note 8 — Common Stock

Prior to the conversion indicated below, the Company was authorized to issue 20,000,000 shares of Common stock with a par value of $0.001 per share. Each share of common stock was entitled to one vote on all matters submitted to stockholders, including written consent actions in lieu of meetings. The rights of the holders of common stock, including voting, dividend, and liquidation rights, were subject to the rights, powers, and privileges of the holders of Preferred Stock.

Effective as of March 31, 2026, we effectuated a statutory conversion pursuant to which we converted from a Delaware corporation to a Nevada corporation. See Note 15, Plan of Conversion, Share Transfer and Reorganization. After the conversion, the Company is authorized to issue 1,000,000,000 shares of Common stock with a par value of $0.001 per share

Post conversion, holders of the common stock are entitled to one vote per share. In addition, holders of the common stock will be entitled to receive pro rata dividends, if any, declared by our board of directors out of legally available funds. Upon liquidation, dissolution or winding-up, the holders of the common stock are entitled to share ratably in all assets that are legally available for distribution. Holders of the common stock have no preemptive, subscription, redemption or conversion rights. The rights, preferences and privileges of holders of our common stock are subject to, and may be adversely affected by, the rights of the holders of any series of preferred stock, which may be designated solely by action of our board of directors and issued in the future.

At December 31, 2025 and 2024, there were 9,197,508 shares of Common Stock outstanding prior to the conversion, and 15,000,000 shares of Common Stock outstanding after the conversion.

No common stock was issued during the years ended December 31, 2025 and 2024.